PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 20,661,870	R$ 16,648,681
Description of agreement related to intangible assets		the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 109,265	83,046
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Assumptions used in discounted cash flow projections, period of long term growth		10 years
Rumo [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 86,614	R$ 70,609
Weighted average interest rate used to capitalize borrowing costs		13.25%	11.81%
Additions	R$ 184,100
Compass Gás e Energia [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 62,365	R$ 7,512
Weighted average interest rate used to capitalize borrowing costs		6.27%	2.78%
Compass Gás e Energia [member] | Contract assets
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 70,884	R$ 33,829
Weighted average interest rate used to capitalize borrowing costs		12.06%	8.45%
Comgas [member]
Disclosure of detailed information about intangible assets [line items]
Estimated investments to be made for sub-concession contracts		R$ 2,000,000
Obligations of estimated investments for sub-concession contracts		R$ 3,000,000
Term of cycle to define efficient business plan		5 years
Sulgás [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 217
Weighted average interest rate used to capitalize borrowing costs		4.10%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to future cash flows		10.10%	8.30%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to future cash flows		24.80%	12.20%